Taxation - Taxation rate reconciliation and factors that may affect future tax charges (Detail) € in Millions, £ in Millions	12 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)
Disclosure Of Exceptional Tax Expense Income [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%	19.75%
Profit from continuing operations before taxation	£ 4,235		£ 3,740	£ 3,559
Notional charge at UK corporation tax rate of 19% (2018 – 19%; 2017 – 19.75%)	805		711	703
Elimination of notional tax on share of after tax results of associates and joint ventures	(59)		(58)	(60)
Differences in overseas tax rates	106		134	162
Effect of intra-group financing	(34)		(61)	(64)
Non taxable gain on disposals of businesses	(3)		0	0
Other tax rate and tax base differences	(132)		(109)	(100)
Other items not chargeable	(54)		(79)	(78)
Impairment	0		16	0
Non deductible losses on disposal of businesses	0		0	(1)
Other non deductible exceptional items	12		9	7
Other items not deductible	231		238	156
Changes in tax rates	(54)		(371)	(9)
Fair value adjustment in respect of assets held for sale	1		0	0
Adjustments in respect of prior years	79		166	16
Taxation on profit from continuing operations	898		596	732
French tax audit settlement
Disclosure Of Exceptional Tax Expense Income [Line Items]
Adjustments in respect of prior years	61
Taxation on profit from continuing operations	£ 61	€ 69	£ 0	£ 0